FAIR VALUE HIERARCHY - Significant unobservable inputs used in the fair value measurements categorized within Level 3 (Details) $ in Thousands	Jun. 30, 2024 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Storedot Ltd | Series D preference shares
FAIR VALUE HIERARCHY
Percentage of voting shares	3.75%
Number of shares invested in equity securities | shares	2,219,970
CCIRS contract of the loan No.1 | Level 3
FAIR VALUE HIERARCHY
Derivative Asset (Liability) Net, Valuation Technique [Extensible Enumeration]		us-gaap:ValuationTechniqueDiscountedCashFlowMember	us-gaap:ValuationTechniqueDiscountedCashFlowMember
CCIRS contract of the loan No.1 | Minimum | Level 3 | Interpolated LIBOR for subsequent years
FAIR VALUE HIERARCHY
Derivative, measurement input	0.0530	0.0470	0.0441
CCIRS contract of the loan No.1 | Maximum | Level 3 | Interpolated LIBOR for subsequent years
FAIR VALUE HIERARCHY
Derivative, measurement input	0.0552	0.0554	0.0496
CCIRS contract of the loan No.2 | Level 3
FAIR VALUE HIERARCHY
Derivative Asset (Liability) Net, Valuation Technique [Extensible Enumeration]		us-gaap:ValuationTechniqueDiscountedCashFlowMember	us-gaap:ValuationTechniqueDiscountedCashFlowMember
CCIRS contract of the loan No.2 | Minimum | Level 3 | Interpolated LIBOR for subsequent years
FAIR VALUE HIERARCHY
Derivative, measurement input	0.0546	0.0498	0.0454
CCIRS contract of the loan No.2 | Maximum | Level 3 | Interpolated LIBOR for subsequent years
FAIR VALUE HIERARCHY
Derivative, measurement input	0.0554	0.0557	0.0497
CCIRS contract of the loan No.3 | Level 3
FAIR VALUE HIERARCHY
Derivative Asset (Liability) Net, Valuation Technique [Extensible Enumeration]			us-gaap:ValuationTechniqueDiscountedCashFlowMember
CCIRS contract of the loan No.3 | Minimum | Level 3 | Interpolated LIBOR for subsequent years
FAIR VALUE HIERARCHY
Derivative, measurement input			0.0486
CCIRS contract of the loan No.3 | Maximum | Level 3 | Interpolated LIBOR for subsequent years
FAIR VALUE HIERARCHY
Derivative, measurement input			0.0489
Other investments | Level 3
FAIR VALUE HIERARCHY
Derivative Asset (Liability) Net, Valuation Technique [Extensible Enumeration]		us-gaap:ValuationTechniqueOptionPricingModelMember
DPS2 | Level 3
FAIR VALUE HIERARCHY
Derivative Asset (Liability) Net, Valuation Technique [Extensible Enumeration]		vfs:ValuationTechniqueLatticeModelAndDiscountedCashFlowMember	vfs:ValuationTechniqueLatticeModelAndDiscountedCashFlowMember
DPS2 | Level 3 | Credit spread of the Company
FAIR VALUE HIERARCHY
Derivative, measurement input	0.136	0.1246	0.1246
DPS2 | Level 3 | Fair value of the ordinary shares
FAIR VALUE HIERARCHY
Derivative, measurement input		0.0331
Dollar value of increase in measurement input | $		$ 8,370
DPS2 | Level 3 | Dividend yield
FAIR VALUE HIERARCHY
Derivative, measurement input		0
DPS2 | Level 3 | Volatility
FAIR VALUE HIERARCHY
Derivative, measurement input	0.637	0.666
DPS2 | Minimum | Level 3 | Volatility
FAIR VALUE HIERARCHY
Derivative, measurement input			0.85
DPS2 | Maximum | Level 3 | Volatility
FAIR VALUE HIERARCHY
Derivative, measurement input			0.88